SECURED DEBT (Details) $ in Thousands, $ in Millions	Dec. 17, 2021 CAD ($) Interest	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 17, 2021 USD ($)
Statement [Line Items]
Outstanding borrowings | $		$ 2,896,622		$ 2,381,708
Secured Construction Loan
Statement [Line Items]
Secured bank loans received	$ 59,900					$ 44.3
Number of basis points | Interest	90
Outstanding borrowings		$ 51,400	$ 38.0	$ 800	$ 0.6